Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of Presentation and Principles of Consolidation	Basis of Presentation and Principles of Consolidation
These consolidated financial statements have been prepared on a historical cost basis except for derivative financial instruments, which are measured at fair value through profit or loss.

These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control over a subsidiary is defined to exist when the Company is exposed to variable returns from involvement with an investee and has the ability to affect the returns through power over the investee. All intercompany balances and transactions are eliminated upon consolidation.
Since the Company does not own 100% of its interests in MCSA and NX Gold, the interest attributable to non-controlling shareholders is reflected in non-controlling interests. Adjustments to non-controlling interests that do not involve the loss of control are accounted for as equity transactions and adjustments are based on a proportionate amount of the net assets of the subsidiary.
Foreign Currency Translation	Foreign Currency Translation
The functional currency and presentation currency of the Company is the US dollar. The monetary assets and liabilities of the Company that are denominated in foreign currencies are translated at the rate of exchange at the statement of financial position date while non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in profit or loss.

The functional currency of all of the Company's Brazilian subsidiaries is the Brazilian Real (“BRL”). The assets and liabilities of its Brazilian subsidiaries are translated into the US dollar presentation currency using the exchange rate at the statement of financial position date while revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in a separate component of shareholders’ equity.

Use of Estimates and Judgments	Use of Estimates and Judgments
In preparing these financial statements, management has made judgments, estimates and assumptions that affect the application of the Company’s accounting policies and the reported amounts of the assets, liabilities, revenues and expenses.

The estimates and assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Critical Judgments

Functional currency

The functional currency of the Company and each of its subsidiaries is the currency of the primary economic environment in which the entities operate. The Company has determined that the functional currency for the Company is the US dollar while the functional currency for all of its Brazilian subsidiaries is the BRL. Assessment of functional currency involves certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

Legal claims and contingent liabilities

The recognition of legal provisions and contingent liabilities involves the assessment of claims made against the Company and each of its subsidiaries. The recognition of a legal provision, or disclosure of a contingent liability, involves certain judgments to determine the probability of whether a cash outflow will occur. In making this judgment, management has assessed various criteria and also relies on the opinions of its legal advisers to assist in making this assessment.

Commencement of Commercial Production

Determining when a mine under construction is substantially complete and ready for its intended use requires significant judgment. The criteria the Company used to make that determination for the Tucumã Operation included, amongst other things:
•the ability of the mine to produce salable product (i.e. the ability to produce metal within specifications),
•throughput of the processing plant reach a predefined percentage of design capacity over a reasonable period,
•processing plant recoveries reaching a pre-defined percentage of expected recoveries.

After evaluating the above factors, the Company concluded that the Tucumã Operation had achieved commercial production as of July 1, 2025, and therefore, is ready for its intended use.

Income taxes

The determination of the Company’s tax expense for the period and deferred tax assets and liabilities involves judgment by management. In determining these amounts, management interprets tax legislation in a variety of jurisdictions. The Company is subject to assessments by various taxation authorities, which may interpret legislation differently. These differences may affect the final amount or the timing of the payment of taxes. The Company provides for such differences where known based on management’s best estimate of the probable outcome of these matters.

The Company operates in Brazil where tax authorities may audit income tax treatments and the resolution of such audits may span multiple years. Tax law in Brazil is complex and often subject to changes and to varied interpretations; accordingly, the ultimate outcome with respect to income tax treatments may differ from the amounts recognized. The Company’s assessment of whether it is probable that uncertain income tax treatments will be accepted by tax authorities in Brazil is a significant management judgment.

Key Sources of Estimation Uncertainty

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates and such differences could be significant. Key areas of uncertainty that have the most significant effect on on the consolidated financial statements are summarized below:

Derivative instruments

The fair value of derivative instruments is determined using either present value techniques or option pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs, including assumptions for forward interest and foreign exchange rates, volatilities and discount rates. The fair value of the Company’s derivative contracts includes an adjustment for credit risk for either the Company or the counter party as applicable. Changes in the assumptions for inputs into the models affect the fair value of the derivatives recognized in the statement of financial position as well as the unrealized gains or losses recognized in net income.

Carrying amounts of mineral properties and associated mine closure and reclamation costs

Changes in mineral reserves and resources information could impact depreciation and depletion rates, asset carrying amounts and the provisions for mine closure and reclamation costs. The Company determines its mineral reserves and resources based on information compiled by competent individuals. Mineral reserves and resources information is used in the calculation of depreciation, depletion and determination, when applicable, of the recoverable amount of cash generating unit, and for forecasting the timing of reclamation and closure cost expenditures.
There are numerous uncertainties inherent in estimating mineral reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the estimation methodology, forecasted prices of commodities, exchange rates, production costs or recovery rates may change the economic status of mineral reserves and may, ultimately, result in changes in the mineral reserves.

Mine closure and reclamation costs

Significant estimates and assumptions are made in determining the provision for mine closure and reclamation costs as there are numerous factors that will affect the ultimate liability payable. These factors include estimation of the extent and cost of rehabilitation activities, timing of future cash flows, discount rates, inflation rate, and regulatory requirements.

Changes in the above factors can result in a change to the provision recognized by the Company. Changes to mine closure and rehabilitation costs are recorded with a corresponding change to the carrying amounts of related mineral properties, plant and equipment. Adjustments to the carrying amounts of related mineral properties, plant and equipment can result in a change to future depreciation and depletion expense.

Deferred Revenue

Judgment and estimates were required in determining the accounting for the precious metal purchase agreement ("PMPA") with RGLD Gold AG, a subsidiary of Royal Gold Inc. (collectively "Royal Gold"), which is accounted for as deferred revenue in accordance with IFRS 15 Revenue from Contracts with Customers (“IFRS 15”). As the Company’s obligation under the precious metal purchase agreement will be satisfied through deliveries of a non-financial item (i.e. deliveries of gold ounces), rather than cash or other financial assets, it was determined to be entered into and continued to be held for the purpose of the delivery of a non-financial item in accordance with the Company’s expected sale or usage requirements and thus not within the scope of IFRS 9 Financial Instruments (“own use exemption”). The determination of whether the own use exemption applies requires management’s judgments.
Each period management estimates the cumulative amount of the deferred revenue obligation that has been satisfied and, therefore, recognized as revenue. Key inputs into the estimate of the amount of deferred revenue that should be recognized include the following:

a.Future gold prices were used at inception of the contract and on the contract modification date to estimate the expected total consideration to be received under the contract including variable consideration and is used as the stand alone selling price to allocate the consideration to each ounce of gold to be delivered to Royal Gold, and
b.Expected life of mine gold production and the timing thereof, which is estimated based on the approved life of mine for the Xavantina Operations and estimated proven and probable reserves.

Expected credit loss provision
Significant estimates are made in determining the expected credit loss provision for notes receivables which are measured at amortized costs as there are numerous factors that will affect the ultimate amount to be received. These factors include exposure at default, the expected recovery, and the timing of expected cash flow.
New Accounting Policies, Standards and Interpretations	Future Changes in Accounting Policies Not Yet Effective as of December 31, 2025
In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements ("IFRS 18") to replace IAS 1. IFRS 18 introduces two newly required subtotals on the face of the income statement, which includes operating profit and profit or loss before financing and income tax, and three new income statement classifications, which are operating, investing, and financing. In addition, IFRS 18 requires non-IFRS management performance measures that are subtotals of income and expenses to be disclosed on financial statement. IFRS 18 also provides additional guidance on principles of aggregation and disaggregation which apply to the primary financial statements and the notes. IFRS 18 will not affect the recognition and measurement of items in the financial statements, nor will it affect which items are classified in other comprehensive income and how these items are classified. The standard is effective for reporting periods beginning on or after January 1, 2027. Retrospective application is required and early application is permitted. The Company is currently assessing the effect of this new standard on our financial statements.
In May 2024, the IASB published amendments to the classification and measurement requirements for financial instrument in IFRS 9 Financial Instrument ("IFRS 9"). The amendments clarify that a financial assets is derecognized on the date on which the contractual rights to the cash flows expire or the asset is transferred. A financial liability is derecognized on the settlement date, which is the date on which the liability is extinguished. The amendments to IFRS 9 introduced an election that permits the Company, when settling a financial liability or part of a financial liability in cash using an electronic payment system, to deem the financial liability, or part of it, to be discharged before the settlement date if the Company has initiated a payment instruction that resulted in: (a) the Company having no practical ability to withdraw, stop or cancel the payment instruction; (b) the Company having no practical ability to access the cash to be used for settlement as a result of the payment instruction; and (c) the settlement risk associated with the electronic payment system being insignificant. The amendments clarify that unless the above election applies, a financial liability is derecognized on the settlement date, which is the date on which the liability is extinguished because the obligation specified in the contract is discharged or cancelled or expires. The amendments apply for reporting periods beginning on or after January 1, 2026. Adoption of the amendments to IFRS 9 is not expected to have a material impact on the Company’s financial reporting
Revenue	Revenue
Revenue relating to the sale of metals is recognized at the point the customer obtains control of the product and when the Company has satisfied its performance obligations. Control is transferred when title has passed to the purchaser, the product is physically delivered to the customer, the customer controls the risks and rewards of ownership and the Company has a present right to payment for the product, which is generally when the concentrate or doré is delivered to a location designated by the customer, or when gold credits are transferred to the customer. Revenue from the sale of metals is recognized on a net basis, after metal deductions, smelting, refining and other charges.

The sales amount is typically based on quoted market and contractual prices which are fixed at the time the shipment is received at the customers’ premises. In certain circumstances the sales price of metals in concentrate may be determined in a period subsequent to the date of sale (provisionally priced sales) based on the terms of specific copper and gold concentrate contracts. Provisionally priced sales are recognized based on an estimate of metal contained using forward market prices corresponding with the expected date that final sales prices will be fixed. The period between provisional pricing and final settlement can be up to six months. The settlement receivable is recorded at fair value each reporting period by reference to forward market prices until the date of final pricing, with the changes in fair value recorded as an adjustment to revenue.

Deferred revenue primarily consists of payments received by the Company in consideration for future commitments to deliver an amount of gold equivalent to a percentage of the gold produced from its NX Gold operations. As gold deliveries are made, the Company recognizes a portion of the deferred revenue as revenue, calculated on a per unit basis using the total number of gold ounces expected to be delivered over the life of the mine. The current portion of deferred revenue is based on deliveries anticipated over the next twelve months.

Interest expense on deferred revenue is recognized in finance costs as there is a significant financing component related to the precious metal purchase agreement, resulting from a difference in the timing of the upfront consideration received and delivery of the gold. The interest rate is based on the rate implicit in the precious metal purchase agreement at the date of inception.
The additional consideration to be received under the precious metal purchase agreement is considered variable, subject to changes in the total estimated gold ounces to be delivered and gold prices. Changes to variable consideration are accounted for prospectively as a cumulative catch-up and are recorded in revenue in profit or loss.
Finance Income and Finance Expense	Finance Income and Finance Expense
Finance income includes interest on cash and cash equivalents, and financial investments, and gains related to changes in the fair value of financial assets measured at fair value through profit or loss. Interest income is recognized as it accrues in profit or loss, using the effective interest method.
Finance expense comprises of interest expense on loans and borrowings, accretion expense on provisions, leases and deferred revenue, commitment fees and losses related to changes in the fair value of financial assets measured at fair value through profit or loss and expected credit losses. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method.
Taxation	Taxation
Current income tax is the expected tax payable or receivable on the taxable income or loss for the year using tax rates enacted or substantively enacted at the reporting date.

Deferred income tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred income tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the tax laws that have been enacted or substantively enacted at the reporting date. Deferred income tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity. Deferred income tax is not recognized for the initial recognition of assets or liabilities in a transaction that is not a business combination, that affects neither accounting nor taxable income or loss, and does not give rise to equal taxable and deductible temporary differences at the time of the transaction, differences related to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future, and taxable differences arising from the initial recognition of goodwill.

A deferred income tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred income tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Uncertainties over income tax treatments are evaluated on the basis of whether it is probable that they will be accepted upon examination by the relevant taxing authorities including Brazil. These uncertainties impact the amount of income taxes recognized. If it is determined that an uncertain income tax treatment is not probable of being accepted, the effect of the uncertain income tax treatment is reflected in the determination of income taxes based the most likely amount or, if there are a wide range of possible outcomes, the expected value.

Tax Incentives	Tax IncentiveThe Company receives certain tax incentives in Brazil. These tax incentives are recognized in profit or loss in the period the incentives are received or receivable and recorded against the expenditure that they are intended to compensate.
Inventories	Inventories
Inventories are measured at the lower of cost and net realizable value. The cost of consumable inventory is determined on a weighted average acquisition cost basis. Cost of stockpile inventory, products in progress and finished goods is determined based on a weighted average production cost basis and includes the cost of mining and processing ore including direct labour and materials; depreciation and amortization; and an appropriate share of production overheads based on normal operating capacity.

Net realizable value of stockpile inventory, products in progress and finished goods is the estimated selling price in the ordinary course of business, less estimated completion costs and selling expenses. Write-downs of inventories to net realizable value are included in the cost of sales in the period of the write-down. A write-down of inventories is reversed in a subsequent period if there is a subsequent increase in the net realizable value of the related inventories.

Mineral, Property, Plant and Equipment	Mineral Properties, Plant and Equipment
Mineral properties, plant and equipment is measured at acquisition or construction cost less accumulated depreciation and accumulated impairment losses.

(i)Acquisition and disposal

The cost of mineral properties, plant and equipment include expenditures directly attributable to an asset’s acquisition. The cost of assets constructed by Company includes the cost of materials and direct labor, any other costs to bring the asset in the place and conditions required to be operated in the manner intended by management including advances on long lead items, mine closure and rehabilitation costs, and borrowing costs on qualifying assets.

When parts of mineral properties, plant and equipment have different useful lives, they are accounted for as separate items (major components) of mineral properties, plant and equipment.

Gains and losses on disposal of mineral properties, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of equipment and are recognized net within other income.

(ii)Subsequent costs

The cost of replacing plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the item will flow to the Company and its cost can be measured reliably. The carrying amount of the replaced item is derecognized. The maintenance service costs of plant and equipment are included in profit or loss.

(iii)Development and construction-in-progress

When economically viable mineral reserves have been determined and the decision to proceed with development has been approved, exploration and evaluation assets are first assessed for impairment, then reclassified to construction-in-progress or mineral properties. The expenditures related to development and construction are capitalized as construction-in-progress. Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset that takes a substantial period of time to get ready for its intended use are capitalized as part of construction-in-progress until the asset is substantially ready for its intended use. Construction-in-progress is not depreciated.

Once an asset is available for use, construction-in-progress costs are reclassified to mineral properties or plant and equipment.

Pre-production costs of removing overburden to access ore in the open pit mines and developing access headings in the underground mines are capitalized as pre-production stripping or development costs respectively and are included within mineral properties, plant and equipment.

(iv)Mineral properties

Mineral properties consist of the cost of acquiring and developing mineral properties. Once in production, mineral properties are amortized on a units-of-production basis over the component of the ore body to which they relate.
(v)Stripping costs and development in the production phase

Where open pit production stripping or underground development activities do not result in inventory produced, but does provide improved access to the ore body, the costs are classified as mineral properties when these activities meet all of the following criteria: (1) it is probable that the future economic benefit associated with the activity will flow to the Company; (2) the Company can estimate the mineral reserve of the ore body for which access has been improved; and (3) the costs relating to the activity associated with that mineral reserve can be measured reliably.

For underground mines, costs incurred to access a mineral reserve of the ore body are capitalized to mineral properties or construction-in-progress and are depreciated on a units-of-production basis over the expected useful life of the identified mineral reserve of the ore body to which access has been improved as a result of the development activity. For open pit mines, stripping costs above average life of mine strip ratio (waste/ore) are capitalized to mineral properties or construction-in-progress and are depreciated over the related mineral reserves accessed by the stripping activity.

(vi)Depreciation

Items of mineral properties, plant and equipment are depreciated based on the estimated economic useful life of each component as follows:

Buildings	Lessor of life of mine or up to 25 years
Mining equipment	4 years / units of production
Mobile equipment & other assets	5 years
Mineral properties	Units of production
Mine closure and rehabilitation costs	Units of production
Right of use assets	Shorter of the term of lease and life of asset

The depletion of mineral properties and mine closure and rehabilitation costs is determined based on the ratio of tonnes of copper/kilogram of gold contained in the ore mined and total proven and probable mineral reserve tonnes of contained copper/kilogram of contained gold.
Depreciation methods, useful lives and residual values are reviewed at each financial year end and adjusted if appropriate.
Exploration and Evaluation Assets	Exploration and Evaluation Assets
Exploration and evaluation costs relate to the initial search for a mineral deposit outside of existing mine operations, the cost of acquisition of a mineral properties interest or exploration rights and the subsequent evaluation to determine the economic potential of the mineral deposit. The exploration and evaluation stage commences when the Company obtains the legal right or license to begin exploration. Once the legal rights or license is obtained, exploration and evaluation expenses are capitalized as exploration and evaluation assets. Costs incurred prior to the Company obtaining the legal rights are expensed.
When the exploration and evaluation of a mineral properties indicates that development of the mineral properties is technically and commercially feasible, the future economic benefits are probable, and the Company has the intention and sufficient resources to complete the development and use or sell the asset, the related costs are transferred from exploration and evaluation assets to mineral properties, plant and equipment.
Management reviews the carrying value of capitalized exploration costs for indicators that the carrying value is impaired at least annually and when facts and circumstances suggest that the carrying amount may exceed the recoverable amount. The review is based on the Company’s intentions for further exploration and development of the undeveloped property, results of drilling, commodity prices and other economic and geological factors. Subsequent recovery of the resulting carrying value depends on successful development or sale of the undeveloped project. If a property does not prove viable, all non-recoverable costs associated with the project, net of any previous impairment provisions, are written off.

Financial Instruments	Financial Instruments
Non-derivative financial assets

The Company classifies its financial assets in the following categories: at fair value through profit or loss (“FVTPL”), at fair value through other comprehensive income (“FVTOCI”) or at amortized cost. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition. Measurement and classification of financial assets is dependent on the Company’s business model for managing the financial assets and the contractual cash flow characteristics of the financial asset. Financial assets are derecognized when they mature or are sold, and substantially all the risks and rewards of ownership have been transferred.

Classification and measurement
The Company has assessed the classification and measurement of its financial assets and financial liabilities under IFRS 9 in the following table:

Measurement Category
Financial Assets
Cash and cash equivalents	Amortized Cost
Trade receivables related to provisional priced sales	Fair value through profit or loss
Derivatives	Fair value through profit or loss
Notes and other receivables	Amortized Cost
Deposits	Amortized Cost
Financial Liabilities
Trade payables	Amortized Cost
Loans and borrowings	Amortized Cost
Derivatives	Fair value through profit or loss
Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the income statement. Realized and unrealized gains and losses arising from changes in the fair value of the financial asset held at FVTPL are included in profit or loss in the period in which they arise.

Financial assets at amortized cost

Financial assets at amortized cost are initially recognized at fair value and subsequently carried at amortized cost less any impairment. They are classified as current assets or non-current assets based on their maturity date. Gains and losses on derecognition of financial assets classified amortized cost are recognized in profit or loss.

Financial liabilities

Financial liabilities, other than derivative instruments, are recognized initially at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost. Any difference between the amounts originally received, net of transaction costs, and the redemption value is recognized in profit and loss over the period to maturity using the effective interest method.

Derivative instruments

Derivative instruments, including embedded derivatives in executory contracts or financial liability contracts, are classified as at FVTPL and, accordingly, are recorded in the statement of financial position at fair value. Unrealized gains and losses on derivatives are recorded as part of the revenue or expense item to which the derivative relates, depending on the nature of the derivative. Fair values for derivative instruments are determined using inputs based on market conditions existing at the balance sheet date or settlement date of the derivative. Derivatives embedded in non-derivative contracts are recognized separately unless they are closely related to the host contract.

Fair values

A number of the Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

When measuring the fair value of an asset or liability, the Company uses observable market data, as much as possible. Fair values are classified into different levels in a hierarchy based on the inputs used in the valuation techniques, as follows:

•Level 1: quoted prices (without adjustments) in active markets for identical assets or liabilities.

•Level 2: inputs other than Level 1 quoted prices, that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•Level 3: inputs, for assets or liabilities, that are not based on observable market information (non-observable inputs).

The Company recognizes transfers between levels of the hierarchy of fair value at the end of the reporting period during which the change occurred.
When applicable, additional information on the assumptions used in the fair value calculations are disclosed in the specific notes of the corresponding asset or liability.
Impairment	Impairment

i)Financial assets

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the loss allowance for the financial asset is measured at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the loss allowance is measured for the financial asset at an amount equal to twelve months’ expected credit losses. For trade receivables the Company applies the simplified approach to providing for expected credit losses, which allows the use of a lifetime expected loss provision. Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized. The expected lifetime credit loss provision for notes receivables is based on historical counterparty default rates and adjusted for relevant forward-looking information, when required.

ii)Non-Financial assets

At each reporting date, the carrying amounts of the Company’s mineral properties, plant and equipment and exploration and evaluation assets are reviewed to determine whether there is any indication that those assets are impaired. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs to sell and value in use, which is the present value of future cash flows expected to be derived from the asset or its related cash generating unit. For purposes of impairment testing, assets are grouped at the lowest levels that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the associated assets are reduced to their recoverable amount and the impairment loss is recognized in the profit or loss for the period.
Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment charge is reversed through profit or loss only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of any applicable depreciation, if no impairment loss had been recognized.
Provisions	Provisions
A provision is recognized when the Company has a present legal or constructive obligation as a result of a past event that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are calculated based on the expected future cash flows discounted, if material, at a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the liability. The discount is unwound over the period over which the cash flows are expected to be incurred with the related expense included in finance expense.

The Company records the present value of estimated costs of legal and constructive obligations related to mine closure and rehabilitation in the period in which the obligation occurs. Mine closure and rehabilitation activities include facility decommissioning and dismantling; removal and treatment of waste materials; site and land rehabilitation, including compliance with and monitoring of environmental regulations; and related costs required to perform this work and/or operate equipment designed to reduce or eliminate environmental effects. The provision is adjusted each period for new disturbances, and changes in regulatory requirements, the estimated amount of future cash flows required to discharge the obligation, the timing of such cash flows and the pre-tax discount rate specific to the liability. The unwinding of the discount is recognized in profit or loss as a finance expense.
When the provision is initially recognized, the corresponding cost is included in the carrying amount of the related asset and is amortized to profit or loss on a unit-of-production basis.
Share-Based Compensation	Share-Based Compensation
The Company issues share based payment awards to employees and consultants, including directors and officers ("Eligible Persons"). The grant date fair value of equity settled share based payment awards, which include stock options and restricted share units is recognized as share-based compensation, with a corresponding increase in equity, over the vesting period. The amount recognized as an expense is based on management's best estimate of the number of equity instruments expected to vest. The cumulative amount expensed is adjusted at the end of each reporting period to reflect changes in the number of instruments expected to vest.
Performance share units and deferred share units are liability awards settled in cash and measured at the quoted market price at the grant date with the corresponding expense recognized over vesting period. The corresponding liability is adjusted for changes in fair value at each subsequent reporting date until the awards are settled. The performance share units liability is also adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be performed or satisfied.
Leases	Leases
The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, and subsequently at cost less any accumulated depreciation and impairment losses, and adjusted for certain re-measurements of the lease liability. The cost of the right-of-use asset includes the amount of the initial measurement of the lease liability, any lease payments made at or before the commencement date, less any lease incentives received, any initial direct costs; and if applicable, an estimate of costs to be incurred by the Company in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The incremental borrowing rate reflects the rate of interest that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions. Generally, the Company uses its incremental borrowing rate as the discount rate.

The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.
The Company does not recognize right-of-use assets and lease liabilities for leases of low-value assets and leases with lease terms that are less than 12 months. Lease payments associated with these leases are instead recognized as an expense over the lease term on either a straight-line basis, or another systematic basis if more representative of the pattern of benefit.
Income per Share	Income or Loss per ShareBasic income or loss per share is calculated by dividing the net income attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted income per common share is calculated by adjusting the weighted average number of common shares outstanding for the effect of conversion of all potentially dilutive share equivalents, such as stock options and share units. The dilutive effect of share options assumes that the receipt of proceeds upon exercise of the options are used to repurchase common shares at the average market price during the period. The net effect of the shares issued less the shares assumed to be repurchased is added to the basic weighted average shares outstanding. For equity-settled restricted share units (as defined herein, see note 15), the common shares to be included in the diluted per share calculation is based on the number of shares that would be issuable if the reporting date were the end of the vesting period.